Investments	12 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	investments

The Group's investments are classified into:
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	20,503,441	83,003,441	13,524,203

Non-current:
Available-for-sale investment (at fair value) (Level 3)	9,715,046	7,760,448	1,264,452
Other investments (at cost less impairment)	8,046,381	7,425,155	1,209,821
	17,761,427	15,185,603	2,474,273
	38,264,868	98,189,044	15,998,476

Trading investments

All of the trading investment of the Company was disposed during the year ended June 30, 2011. Gain on disposal of trading investments of RMB653,861 during the year ended June 30, 2011 had been included in investment income in the consolidated statements of income.

Held-to-maturity investments

As of June 30, 2012 and 2013, the Group's held-to-maturity investments represent investments in unlisted investment fund which have maturities of one year or less from the date of purchase and measured at cost less any identified impairment.

For the years ended June 30, 2011, 2012 and 2013, the Group has recognized the investment income from the held-to-maturity investments of RMB11,022,226, RMB18,682,916 and RMB18,159,919 (US$2,958,894), respectively.

Available-for-sale investments

As of June 30, 2012 and 2013, the Group's available-for-sale investment at fair value represents investment in Series A Preferred Stock of Franklin and the estimation of fair value is determined by using a combination of income and market approach. Under the income approach, it uses cash flow projections based on the forecast covering a five-year period and a terminal value at the end of the fifth year with a discount rate of 15% and 16% determined based on the weighted average cost of capital for year ended June 30, 2012 and 2013, respectively. Cash flow projections during the budget period for the investment are based on the expected gross margins during the budget period. Budgeted gross margins were determined based on past performance and the management's expectations for the market development.

The market approach is performed by utilizing the trading multiples including the market value of invested capital over sales and market value of invested capital over gross profit as of June 30, 2012 and 2013.

The fair value of available-for-sale was determined using the 60% income approach and 40% comparable company approach of the values after applying 15% and 16% marketability discount, for year ended June 30, 2012 and 2013, respectively, based on restricted stock studies having considered the size and profitability of the investment. There has been no transfer between Level 1 and Level 2.

Available-for-sale
investment
RMB

Balance as at June 30, 2011 and July 1, 2011	10,525,471
Unrealized loss (note)	(810,425)
Balance as at June 30, 2012	9,715,046
Unrealized loss (note)	(1,830,837)
Exchange loss on translation	(123,761)
Balance as at June 30, 2013 (RMB)	7,760,448
Balance as at June 30, 2013 (US$)	1,264,452

Note:	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of changes in equity.

Movement of the accumulated unrealized (gain)loss on available-for-sale investments included in accumulated other comprehensive (loss)income:

RMB

Balance as at June 30, 2011 and July 1,2011	3,128,000
Unrealized loss	810,425
Balance as at June 30, 2012	3,938,425
Fair value loss	1,830,837
Reclassification adjustment upon impairment	(5,769,262)
Balance as at June 30, 2013	-

During the year ended June 30, 2013, the Group recognized impairment losses of RMB5,769,262 (US$ 940,017) for the other-than-temporary impairment on available-for-sale investments.

Other investment

As of June 30, 2012 and 2013, the Group's other investment at cost less impairment represents (i) investment in Series B Preferred Stock of Franklin and (ii) a call option to acquire 20% equity interest in Yuanbo Education (as defined in note 10.2). The Group estimates the fair value of the investment in Series B Preferred Stock of Franklin assessment of impairment by utilizing income approach through the application of option-pricing method. The valuation technique is based on a number of estimates and assumptions, including the appropriate discount rates, volatility and dividend yield. For the years ended June 30, 2012 and 2013, the Group recorded an impairment loss of RMB809,270 and RMB621,225 (US$101,220), which was included in impairment loss on investments of the consolidated statements of income, on investment in Series B Preferred Stock of Franklin, because the cost of investment was less than the fair value, respectively.